Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023
Leasehold improvements	$6,430	$6,358
Computers and peripheral equipment	6,770	5,986
Office furniture and equipment	1,668	1,591
	14,868	13,935
Less-accumulated depreciation	(10,597)	(9,200)
Total	$4,271	$4,735